Fair value measurements - Estimated Fair Value of Financial Instruments Not Carried at Fair Value (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt including current portion, Carrying amount	$ 2,882.0	$ 2,954.0
Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt including current portion, Carrying amount	2,882.0	2,954.0
Long-term debt including current portion, Fair value	$ 2,939.7	$ 3,019.1